Putnam
High Yield
Advantage
Fund

SEMIANNUAL REPORT

May 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* High-yield bonds generally outperformed bonds of better credit quality in recent months. Putnam High Yield Advantage Fund's return of 4.90% at net asset value for the six months ended May 31, 1997, compares favorably with the 0.23% return of the unmanaged Lehman Brothers Corporate Bond Index, a proxy for investment-grade issues.*

* "In the current environment of strong economic growth, low inflation, and earnings gains, high-yield bonds should continue to outperform most fixed-income investments."

                                --  Rosemary H. Thomsen, Fund Manager

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

33 Financial statements

* Please see pages 9 and 10 for complete performance information.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright]  Karsh, Ottawa

Dear Shareholder:

While other areas of the fixed-income market endured considerable anxiety over the six months ended May 31, 1997, high-yield bonds found the environment more hospitable. As a consequence, Putnam High Yield Advantage Fund provided investors with a solid total return for the period, which constituted the first half of the fund's fiscal year.

The strong economy enhanced corporate profitability and credit quality, leading to healthy demand for high-yield bonds. This heightened appetite in turn led to record levels of new issuance. Fund Manager Rosemary Thomsen took advantage of this environment to diversify the portfolio further, improve call protection and take profits on select issues.

Rosemary discusses these and other factors in the following report, in which she also looks at prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 16, 1997



Report from the Fund Manager
Rosemary H. Thomsen

So far, 1997 hasn't been the best year for bond investors, but high-yield bond investors fared far better than most. Issuers of below-investment-grade debt generally were able to weather March's increase in interest rates with little visible effect, thanks to a vibrant U.S. economy and record growth in productivity. Whereas U.S. Treasuries ended the six-month period through May 31, 1997, virtually where they started, your fund's class A shares provided a total return of 4.90% at net asset value ( - 0.07% at public offering price). Complete performance information for the fund appears on pages 9 and 10.

After months of moderate economic growth, indicators at the start of the year pointed to a marked pickup in activity with some potentially dangerous implications for inflation. As it turned out, the economy grew at a brisk 5.9% annual rate in the first quarter of 1997, while unemployment dropped to its lowest level since 1973. Investors traded bonds for equities for a brief period, pushing down bond prices and nudging yields higher. When the Federal Reserve Board raised short-term interest rates in late March with a quarter of a percentage point increase in the federal funds rate, the action was explained as a preemptive strike against inflation. Although all types of bonds suffered price declines, high-yield bonds were affected to a lesser extent than most investment-grade bonds.

* A HEALTHY BACKDROP FOR HIGH YIELD BONDS

Several factors contributed to positive performance in the high-yield market during the period. On the economic front, corporate earnings and cash flow continue to improve, enabling companies to pare down debt and pave the way for upgrades by rating agencies.

Merger and acquisition activity in several industries is another factor that supported high-yield bond prices over the period. A recent example can be seen in fund holding Smith's Food & Drug, a supermarket chain whose B-rated bonds were trading at around $112 in early May. After the company announced it would be acquired by grocer Fred Meyer, the bonds promptly traded up five points (roughly 4.5%). While these and other securities discussed in this report were viewed favorably during the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Other factors driving high-yield bond returns include a low default rate among issuers and steady demand from insurance companies, pension funds, foreign investors, and issuers of collateralized bond obligations (CBOs). CBOs are a relatively new phenomenon in the high-yield market. Essentially, financial institutions such as investment banks are packaging pools of below-investment-grade bonds and using them as collateral to issue CBOs, which are investment grade. The purchase of high-yield bonds in such massive quantities (Barron's has estimated that some $22 billion in CBO deals will come to market this year) is rapidly draining issues from the market.

* BANKS, UTILITIES, AND THE EMERGING MARKETS

During the period, the fund underwent a slight shift in emphasis away from the telecommunications sector -- its largest sector at the start of the period -- and toward other, equally promising areas. Telecommunication bonds continue to offer excellent prospects for income and price appreciation, in our view. However, after a year-long stretch of solid gains we concluded that the sector had become too heavily weighted in the portfolio.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Cable television                      7.4%

Telecommunications                    7.2%

Electric utilities                    5.5%

Broadcasting                          5.1%

Oil and gas                           4.3%

Footnote reads:
* Based on net assets for corporate bond holdings as of 5/31/97. Holdings will vary over time.

The banking sector is an area of current interest to us. Simply put, there are too many banks. In order to compete more profitably, many regional banks have sought greater economies of scale through mergers and acquisitions. An example of a position we added during the period was First Nationwide Holdings, whose merger with California Federal Savings and Loan has resulted in a valuable California banking franchise. Other fund purchases include Advanta National Bank Corporation, a mortgage lender whose bonds were downgraded following a brief period of earnings disappointments but whose positive long-term fundamentals remain intact.

Another area of increased emphasis -- and one that helped drive portfolio returns during the period -- is the electric utility sector. Deregulation and recent legislative changes at national and state levels are reshaping the industry to promote increased competition. Initially, investors believed that competition would reduce profitability throughout the industry and sold bonds indiscriminately. Many bonds were downgraded as a result of these negative perceptions.

We thought these fears were overdone and took the opportunity to load up on the bonds of issuers we believed would prosper in this new regulatory environment. As it turns out, competition has not been as quick -- nor as detrimental -- as investors thought. Many issuers such as Niagara Mohawk have benefited from favorable regulatory developments and were rewarded during the period with higher bond prices. Others, such as Long Island Lighting and Cleveland Electric announced forthcoming acquisitions by investment-grade utilities and enjoyed more rapid price appreciation.

Arguably the fastest-growing segment of the high-yield market lies outside the United States in developing countries. From 1995 to 1996, Asian high-yield issuance climbed from $1.1 billion to $1.9 billion. In Latin America, new-issue volume jumped from $470 million in 1995 to a dramatic $6.87 billion last year. Interestingly, many governmental entities and private companies of investment-grade quality are having to issue high-yield bonds because the countries in which they reside have below-investment-grade status. Your fund's performance during the period benefited from stellar returns in both government and corporate debt in countries ranging from Mexico and Argentina to Russia.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Cencall Communications Corp.
Cellular communications

Time Warner, Inc.
Entertainment

Adelphia Communications Corp.
Cable Television

Revlon Worldwide Corp.
Cosmetics

Diamond Cable Communication Co.
Cable Television

IGG Holdings, Inc.
Telecommunications

Cablevision Systems Corp.
Cable Television

International Cabletel, Inc.
Cable Television

Viacom International, Inc.
Media

Terex Corporation
Building and construction

Footnote reads:
These holdings represent 6.8% of the fund's assets as of 5/31/97. Portfolio holdings will vary over time.

* VOLATILITY LIKELY, BUT NOT INFLATION

At the time of this writing, inflation is nowhere in sight. Powerful deflationary trends such as corporate restructuring, the declining price and accelerating application of labor-saving technologies, and fiscal retrenchment throughout the industrialized world have enabled growth without rising prices. In some areas of the economy, such as the telecommunications and chemicals industries, prices are actually falling. It is possible that the old paradigm of accelerating economic activity followed by a rise in inflation has changed.

In any case, bond prices will likely continue to ride the inevitable waves of investor sentiment, both good and bad. We will keep a watchful eye on the market's movements and continue to use in-depth credit research in an attempt to construct a well-diversified portfolio that can offer the potential for income and price appreciation in the months ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/97, there is no guarantee the fund will continue to hold these securities in the future. High-yielding, lower-rated securities pose a greater risk to principal than higher-rated securities. High-yield securities carry lower credit ratings than investment-grade securities because there is a greater possibility that negative changes in the issuer's business conditions, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on its securities.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam High Yield Advantage Fund is designed for investors seeking high current income, with capital growth as a secondary objective.

TOTAL RETURN FOR PERIODS ENDED 5/31/97

                                Class A          Class B         Class M
(inception date)               (3/25/86)        (5/16/94)       (12/1/94)
                              NAV     POP      NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                     4.90%  -0.07%    4.54%  -0.46%    4.68%   1.32%
------------------------------------------------------------------------------
1 year                      11.06    5.74    10.18    5.18    10.72    7.12
------------------------------------------------------------------------------
5 years                     63.78   55.96    56.30   54.40    61.63   56.33
Annual average              10.37    9.30     9.34    9.08    10.08    9.35
------------------------------------------------------------------------------
10 years                   179.65  166.43   155.26  155.26   170.64  161.77
Annual average              10.83   10.30     9.82    9.82    10.47   10.10
------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/97

                                   Consumer   Lehman Bros.    First Boston
                                    Price   Corporate Bond  High Yield Bond
                                    Index       Index            Index
---------------------------------------------------------------------------
6 months                            0.95%       0.23%            6.47%
---------------------------------------------------------------------------
1 year                              2.23        8.85            13.38
---------------------------------------------------------------------------
5 years                            14.60       47.34            72.49
Annual average                      2.76        8.06            11.52
---------------------------------------------------------------------------
10 years                           41.56      147.18           202.03
Annual average                      3.54        9.47            11.69
---------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Returns shown for class B and class M for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation in 1990. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 5/31/97

                                   Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)               6               6               6
------------------------------------------------------------------------------
Income                             $0.432          $0.397          $0.421
------------------------------------------------------------------------------
  Total                            $0.432          $0.397          $0.421
------------------------------------------------------------------------------
Share value:                    NAV     POP         NAV         NAV     POP
------------------------------------------------------------------------------
11/30/96                       $9.65  $10.13       $9.61       $9.64   $9.96
------------------------------------------------------------------------------
5/31/97                         9.68   10.16        9.64        9.66    9.98
------------------------------------------------------------------------------
Current return (end of period)  NAV     POP         NAV         NAV     POP
------------------------------------------------------------------------------
Current dividend rate1          8.93%   8.50%       8.22%       8.70%   8.42%
------------------------------------------------------------------------------
Current 30-day SEC yield2       8.32    7.92        7.57        8.07    7.81
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 6/30/97
(most recent calendar quarter)

                                   Class A         Class B         Class M
(inception date)                  (3/25/86)       (5/16/94)       (12/1/94)
                                NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                        5.34%   0.37%   4.87%  -0.13%   5.22%   1.75%
------------------------------------------------------------------------------
1 year                         13.03    7.67   12.14    7.14   12.80    9.10
------------------------------------------------------------------------------
5 years                        63.91   56.13   56.50   54.59   61.88   56.61
Annual average                 10.39    9.32    9.37    9.10   10.11    9.39
------------------------------------------------------------------------------
10 years                      180.40  167.01  156.08  156.08  171.63  162.76
Annual average                 10.86   10.32    9.86    9.86   10.51   10.14
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and net asset value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. Please see the preceding page for the method of performance calculation.

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Corporate Bond Index* is an unmanaged list of publicly issued fixed-income non-convertible securities frequently used as a general measure of the performance of the corporate bond market.

First Boston High Yield Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



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New features will be added to the site on an ongoing basis. So, visit us
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Portfolio of investments owned
May 31, 1997 (Unaudited)


CORPORATE BONDS AND NOTES (79.7%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (0.4%)
------------------------------------------------------------------------------------------------------------
    $ 1,050,000  Adams Outdoor Advertising, Ltd. sr. notes
                   10 3/4s, 2006                                                              $    1,123,495
      3,890,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                 3,992,108
      1,200,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                 1,202,995
      5,460,000  Universal Outdoor, Inc. sr. sub. notes 9 3/4s, 2006                               5,610,140
        800,000  Universal Outdoor, Inc. sr. sub. notes Ser. B,
                   9 3/4s, 2006                                                                      826,000
                                                                                              --------------
                                                                                                  12,754,738

Aerospace and Defense (1.2%)
------------------------------------------------------------------------------------------------------------
      5,090,000  BE Aerospace sr. notes 9 3/4s, 2003                                               5,312,688
      2,800,000  BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                                  2,912,000
      8,345,000  Howmet Corp. sr. sub. notes 10s, 2003                                             9,012,600
      3,650,000  L-3 Communications Corp. 144A sr. sub. notes
                   10 3/8s, 2007                                                                   3,841,625
      6,790,000  Moog Inc. sr. sub. notes Ser. B, 10s, 2006                                        7,061,600
      2,000,000  Sequa Corp. bonds 8 3/4s, 2001                                                    2,040,000
        100,000  Sequa Corp. med. term notes 10s, 2001                                               102,611
      2,200,000  Sequa Corp. sr. notes 9 5/8s, 1999                                                2,260,500
      1,875,000  Sequa Corp. sr. sub. notes 9 3/8s, 2003                                           1,921,875
      3,600,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                          3,609,000
                                                                                              --------------
                                                                                                  38,074,499

Agriculture (0.6%)
------------------------------------------------------------------------------------------------------------
      1,000,000  AGCO Corp. sr. sub. notes 8 1/2s, 2006                                            1,015,000
      6,367,000  PMI Holdings Corp. sub. disc. deb. stepped-coupon
                   Ser. B, zero % (11 1/2s, 9/1/00), 2005 ++                                       4,838,920
        750,000  PMI Acquisition Corp. sr. sub. notes 10 1/4s, 2003                                  787,500
     11,711,222  Premium Standard Farms, Inc. sr. secd. notes
                   11s, 2003 [2 DBL. DAGGERS]                                                     12,472,452
                                                                                              --------------
                                                                                                  19,113,872

Airlines (0.3%)
------------------------------------------------------------------------------------------------------------
      8,585,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                 8,842,550

Apparel (0.6%)
------------------------------------------------------------------------------------------------------------
      1,625,000  GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007                                       1,645,313
     14,050,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                    14,260,750
      3,645,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                  3,809,025
                                                                                              --------------
                                                                                                  19,715,088

Automotive (--%)
------------------------------------------------------------------------------------------------------------
      1,425,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                1,460,625

Automotive Parts (1.2%)
------------------------------------------------------------------------------------------------------------
     11,720,000  A.P.S Inc. company guaranty 11 7/8s, 2006                                        12,247,400
      8,397,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                             9,320,670
      1,500,000  Aftermarket Technology Corp. sr. sub. notes Ser. D,
                   12s, 2004                                                                       1,665,000
      3,750,000  CSK Auto, Inc. 144A sr. sub. notes 11s, 2006                                      3,928,125
        600,000  Exide Corp. sr. notes 10s, 2005                                                     625,500
      6,405,000  Harvard Industries Inc. sr. notes 11 1/8s, 2005                                   2,241,750
      7,120,000  Lear Corp. sub. notes 9 1/2s, 2006                                                7,547,200
      1,275,000  Titan Wheel International Inc. sr. sub. notes
                   8 3/4s, 2007                                                                    1,294,125
                                                                                              --------------
                                                                                                  38,869,770

Banks (3.2%)
------------------------------------------------------------------------------------------------------------
      8,700,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                    8,334,426
      4,000,000  Advanta Corp. med. term notes Ser. C, 7.02s, 1999                                 3,931,880
      3,000,000  Advanta Corp. med. term notes Ser. D, 6.65s, 2000                                 2,902,770
      1,700,000  Advanta Corp. med. term notes Ser. D, 6.584s, 2000                                1,642,489
      1,215,000  Advanta Corp. med. term notes Ser. D, 6.54s, 2000                                 1,171,940
      2,475,000  Advanta National Bank dep. notes Ser. CD, 6.26s, 1997                             2,471,288
     10,000,000  Advanta National Bank notes 5.594s, 1998                                          9,904,000
      3,000,000  Advanta National Bank sr. notes FRN, 5.947s, 1999                                 2,923,800
        550,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                550,000
      2,385,000  Dime Capital Trust I bank guarantyd Ser. A, 9.33s, 2027                           2,480,400
      2,530,000  First Nationwide Holdings sr. notes 12 1/2s, 2003                                 2,849,413
     14,260,000  First Nationwide Holdings sr. sub. notes 10 5/8s, 2003                           15,543,400
      6,750,000  First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                             6,952,500
      2,415,000  Greenpoint Capital Trust I 144A company guaranty
                   9.1s, 2027                                                                      2,434,803
      2,850,000  North Fork Bancorp, Inc. 144A bonds 8.7s, 2026                                    2,768,804
      2,750,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                        2,966,563
      6,310,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                         6,767,475
      3,675,000  Onbank Capital Trust I 144A company guaranty
                   9 1/4s, 2027                                                                    3,645,715
      3,555,000  Peoples Heritage Capital Trust company guaranty
                   Ser. B, 9.06s, 2027                                                             3,571,109
      4,900,000  Provident Capital Trust company guaranty 8.6s, 2026                               4,739,770
      6,470,000  Riggs Capital Trust 144A bonds 8 5/8s                                             6,267,424
      3,365,000  Sovereign Capital Trust 144A company guaranty
                   9s, 2027                                                                        3,321,255
      2,715,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                    2,775,952
                                                                                              --------------
                                                                                                 100,917,176

Basic Industrial Products (0.2%)
------------------------------------------------------------------------------------------------------------
      1,645,000  Astor Corp. 144A sr. sub. notes 10 1/2s, 2006                                     1,719,025
      1,625,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                            1,730,625
      3,815,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                         3,806,798
                                                                                              --------------
                                                                                                   7,256,448

Broadcasting (5.1%)
------------------------------------------------------------------------------------------------------------
      2,950,000  Allbritton Communications sr. sub. deb. Ser. B,
                   9 3/4s, 2007                                                                    2,891,000
      2,000,000  American Radio Systems sr. sub. notes 9 3/4s, 2005                                2,070,000
      5,755,000  American Radio Systems company guaranty 9s, 2006                                  5,870,100
      3,790,000  Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                               3,913,175
      3,675,000  Benedek Communications Corp. sr. disc. notes
                   stepped-coupon zero % (13 1/4s, 5/15/01),
                   2006 ++                                                                         2,103,938
      4,965,000  Busse Broadcasting Corp. sr. notes 11 5/8s, 2000                                  5,238,075
     11,220,000  Capstar Broadcasting 144A sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 2/1/02), 2009 ++                                6,844,200
      1,480,000  Chancellor Radio Broadcasting Corp. sr. sub. notes
                   9 3/8s, 2004                                                                    1,502,200
      3,705,000  Commodore Media, Inc. sr. sub. notes stepped-coupon
                   7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                              3,982,875
        510,000  Granite Broadcasting Corp. sr. sub. deb. 12 3/4s, 2002                              553,350
      9,000,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                           9,180,000
      8,310,000  Heartland Wireless Communications, Inc. sr. notes
                   13s, 2003                                                                       2,908,500
        385,000  Heartland Wireless Communications, Inc. sr. notes
                   Ser. B, 14s, 2004                                                                 152,075
      5,745,000  Innova S De R.L. 144A sr. notes 12 7/8s, 2007
                   (Mexico)                                                                        5,831,175
      2,010,000  Jacor Communications, Inc. company guaranty
                   9 3/4s, 2006                                                                    2,090,400
     13,555,000  Jacor Communications, Inc. sr. sub. notes 10 1/8s, 2006                          14,368,300
     10,250,000  Lenfest Communications, Inc. sr. sub. notes
                   10 1/2s, 2006                                                                  10,993,125
      9,450,000  Paxson Communications Corp. 144A sr. sub. notes
                   11 5/8s, 2002                                                                  10,182,375
      6,000,000  Pegasus Media & Communications notes Ser. B,
                   12 1/2s, 2005                                                                   6,570,000
      8,462,000  Petracom Holdings, Inc. notes stepped-coupon zero %
                   (17 1/2s, 8/1/98), 2003 ++                                                      8,123,520
      4,215,000  Radio One Inc. 144A sr. sub. notes stepped-coupon
                   7s, (12s, 5/1/00), 2004 ++                                                      3,719,738
     11,950,000  SFX Broadcasting, Inc. sr. sub. notes Ser. B,
                   10 3/4s, 2006                                                                  12,906,000
     11,525,000  Sinclair Broadcasting Group sr. sub. notes 10s, 2005                             12,014,813
      4,450,000  Spanish Broadcasting Systems 144A sr. notes
                   11s, 2004                                                                       4,650,250
      4,125,000  Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005                                4,228,125
      4,080,000  TCI Satellite Entertainment 144A sr. sub. notes
                   10 7/8s, 2007                                                                   4,120,800
     13,920,000  Telemedia Broadcasting Corp. 144A deb.
                   stepped-coupon 3.8s, (16s, 6/15/99), 2004 ++                                   12,667,200
      1,730,000  TV Azteca S.A. De Cv 144A sr. notes 10 1/2s, 2007
                   (Mexico)                                                                        1,775,413
        300,000  Young Broadcasting Inc. company guaranty Ser. B,
                   9s, 2006                                                                          298,500
                                                                                              --------------
                                                                                                 161,749,222
Building and Construction (2.3%)
------------------------------------------------------------------------------------------------------------
      3,800,000  Atrium Companies Inc. sub. notes 10 1/2s, 2006                                    3,928,250
      7,500,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                      8,634,375
      1,960,000  Cia Latino Americana 144A company guaranty
                   11 1/8s, 2004 (Argentina)                                                       2,038,400
     19,265,000  Consorcio/MCII Holdings secd. notes stepped-coupon
                   zero % (12s, 11/15/98), 2002 (Mexico) ++                                       16,712,388
      2,040,000  Continental Homes Holding Corp. sr. notes 10s, 2006                               2,121,600
     12,105,000  Inter-City Products sr. notes 9 3/4s, 2000                                       12,347,100
      5,165,000  Presley Cos. sr. notes 12 1/2s, 2001                                              5,113,350
     17,710,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                      19,923,750
      1,910,000  Webb (Del E.) Corp. sr. sub. notes 9 3/4s, 2008                                   1,857,475
                                                                                              --------------
                                                                                                  72,676,688

Building Products (1.2%)
------------------------------------------------------------------------------------------------------------
      2,000,000  American Standard, Inc. sr. sub. notes stepped-coupon
                   zero % (10 1/2s, 6/1/98), 2005 ++                                               1,957,500
      1,225,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                           1,225,000
      1,350,000  Congoleum Corp. sr. notes 9s, 2001                                                1,377,000
      8,750,000  Consumers International 144A sr. notes 10 1/4s, 2005                              9,296,875
     11,375,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                         11,488,750
      6,325,000  Southdown Inc. sr. sub. notes Ser. B, 10s, 2006                                   6,783,563
      4,225,000  Triangle Pacific Corp. sr. notes 10 1/2s, 2003                                    4,499,625
      3,350,000  Waxman Industries Inc. sr. notes stepped-coupon
                   Ser. B, zero % (12 3/4s, 6/1/99), 2004 ++                                       2,788,875
                                                                                              --------------
                                                                                                  39,417,188

Buses (0.1%)
------------------------------------------------------------------------------------------------------------
      1,140,000  Atlantic Express, Inc. 144A company guaranty
                   10 3/4s, 2004                                                                   1,185,600
      2,025,000  Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                           2,161,688
                                                                                              --------------
                                                                                                   3,347,288

Business Services (0.8%)
------------------------------------------------------------------------------------------------------------
     15,545,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (13s, 6/15/00), 2005 ++                                          9,832,213
      1,145,000  Iron Mountain, Inc. med. term notes company guaranty
                   10 1/8s, 2006                                                                   1,190,800
        835,000  Loomis Fargo & Co. 144A sr. sub. notes 10s, 2004                                    862,138
      1,060,000  Muzak, Inc. sr. notes 10s, 2003                                                   1,097,100
      1,870,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                   11s, 2006                                                                       1,991,550
      5,842,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                   6,396,990
      3,000,000  Williams Scoutman Inc. 144A sr.notes 9 7/8s, 2007                                 3,030,000
                                                                                              --------------
                                                                                                  24,400,791

Cable Television (7.4%)
------------------------------------------------------------------------------------------------------------
      3,250,000  Adelphia Communications Corp. notes Ser. B,
                   9 7/8s, 2005                                                                    3,136,250
      2,885,000  Adelphia Communications Corp. sr. notes
                   9 1/2s, 2004 [2 DBL. DAGGERS]                                                   2,625,350
     27,150,000  Adelphia Communications Corp. 144A sr. notes
                   9 7/8s, 2007                                                                   25,928,250
     16,800,000  American Telecasting, Inc. sr. disc. notes stepped-coupon
                   zero % (14 1/2s, 8/15/00), 2005 ++                                              4,788,000
      3,350,000  Bell Cablemedia PLC sr. disc. notes zero %
                   (11.95s, 7/15/99), 2004 (United Kingdom)                                        2,989,875
      9,175,000  Benedek Broadcasting sr. notes 11 7/8s, 2005                                     10,184,250
      8,750,000  Cablevision Systems Corp. sr. sub. deb. 10 1/2s, 2016                             9,143,750
        210,000  Cablevision Systems Corp. sr. sub. notes 9 1/4s, 2005                               211,050
      9,275,000  Century Communications Corp. sr. notes 8 7/8s, 2007                               8,950,375
     15,595,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                           11,579,288
      6,000,000  CF Cable TV, Inc. sr. notes 11 5/8s, 2005 (Canada)                                6,840,000
      9,000,000  Charter Communications International disc. notes stepped-coupon Ser. B, zero % (14s, 3/15/01),
                   2007 ++                                                                         5,850,000
      4,250,000  Charter Communications International sr. notes
                   Ser. B, 11 1/4s, 2006                                                           4,526,250
      5,000,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                         5,187,500
      7,480,000  Comcast Corp. sr. sub. notes 9 3/8s, 2005                                         7,741,800
     36,775,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom) ++                                                            24,915,063
      1,600,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (13 1/2s, 9/30/99), 2004
                   (United Kingdom) ++                                                             1,312,000
        325,000  Diamond Cable Communications Co. 144A sr. disc.
                   notes stepped-coupon zero % (10 3/4s, 2/15/02),
                   2007 (United Kingdom) ++                                                          190,531
      8,695,667  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]             7,847,839
      2,890,000  Frontiervision Operating Partners L.P. sr. sub. notes
                   11s, 2006                                                                       2,991,150
      1,950,000  Heartland Wireless Communications, Inc. sr. notes
                   Ser. D, 13s, 2003                                                                 682,500
     31,750,000  International Cabletel, Inc. sr. notes stepped-coupon
                   Ser. B, zero % (11 1/2s, 2/01/01), 2006
                   (United Kingdom) ++                                                            21,590,000
      8,600,000  International Cabletel, Inc. 144A sr. notes 10s, 2007
                   (United Kingdom)                                                                8,643,000
         25,000  Marcus Cable Co. (L.P.) sr. deb. 11 7/8s, 2005                                       26,813
     10,400,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon
                   zero % (14 1/4s, 6/15/2000), 2005 ++                                            7,904,000
     18,700,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes
                   stepped-coupon zero % (13 1/2s, 8/1/99), 2004 ++                               16,082,000
     10,400,000  TCI Communications, Inc. sr. notes 6 7/8s, 2006                                   9,645,272
        580,000  Tele-Communications, Inc. sr. notes 7 3/8s, 2000                                    582,529
      3,500,000  Telewest Communications PLC deb. 9 5/8s, 2006
                   (United Kingdom)                                                                3,570,000
      5,700,000  TV Filme, Inc. 144A sr. notes 12 7/8s, 2004 (Brazil)                              5,942,250
     18,745,000  UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 5/15/01), 2006 (Australia) ++                             10,637,788
      3,885,000  Wireless One, Inc. sr. notes 13s, 2003                                            2,476,688
                                                                                              --------------
                                                                                                 234,721,411
Cellular Communications (4.0%)
------------------------------------------------------------------------------------------------------------
      5,550,000  Cellular, Inc. sr. sub. disc. notes stepped-coupon
                   zero % (11 3/4s, 9/1/98), 2003 ++                                               5,397,375
     55,970,000  Cencall Communications Corp. sr. disc. notes
                   stepped-coupon zero % (10 1/8s, 1/15/99),
                   2004 ++                                                                        43,096,900
      6,000,000  Centennial Cellular Corp. sr. notes 10 1/8s, 2005                                 6,180,000
     12,500,000  Centennial Cellular Corp. sr. notes 8 7/8s, 2001                                 12,406,250
     14,000,000  Clearnet Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (14 3/4s, 12/15/00),
                   2005 ++                                                                         9,275,000
      9,555,000  Comcast Cellular 144A sr. notes 9 1/2s, 2007                                      9,566,944
      2,750,000  Commnet Cellular, Inc. bonds 11 1/4s, 2005                                        3,162,500
      5,000,000  Dial Call Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (12 1/4s, 4/15/99),
                   2004 ++                                                                         4,050,000
     19,175,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                   (Luxembourg) ++                                                                14,045,688
      6,975,000  NEXTEL Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (9 3/4s, 2/15/99), 2004 ++                                5,301,000
      5,530,000  NEXTEL Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/2s, 9/1/98), 2003 ++                                4,755,800
      9,000,000  Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                                9,450,000
                                                                                              --------------
                                                                                                 126,687,457

Chemicals (1.7%)
------------------------------------------------------------------------------------------------------------
      5,000,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                      5,050,000
      1,650,000  Buckeye Cellulose Corp. sr. sub. notes 9 1/4s, 2008                               1,691,250
      2,775,000  Buckeye Cellulose Corp. sr. sub. notes 8 1/2s, 2005                               2,747,250
      2,275,000  Freedom Chemicals, Inc. sr. sub. notes 10 5/8s, 2006                              2,377,375
      8,750,000  Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003                                9,045,313
      5,500,000  Huntsman Specialty Bank Loan notes Ser. BK,
                   zero %, 2027                                                                    5,658,125
      3,250,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                 3,412,500
      2,790,000  NL Industries, Inc. sr. notes stepped-coupon zero %
                   (13s, 10/15/98), 2005 ++                                                        2,643,525
      1,220,000  Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                            1,293,200
        115,000  Sterling Chemicals Holdings sr. disc. notes
                   stepped-coupon zero % (13 1/2s, 8/15/01),
                   2008 ++                                                                            75,181
      5,305,000  Sterling Chemicals Inc. sr. sub. notes 11 3/4s, 2006                              5,729,400
      4,470,000  Sterling Chemicals Inc. 144A sr.sub. notes
                   11 1/4s, 2007                                                                   4,760,550
      7,000,000  Union Carbide Global Enterprises sr. sub. Ser. B,
                   12s, 2005                                                                       7,918,750
                                                                                              --------------
                                                                                                  52,402,419

Computer Equipment (0.5%)
------------------------------------------------------------------------------------------------------------
     17,640,000  Computervision Corp. sr. sub. notes 11 3/8s, 1999                                17,287,200

Computer Services (0.6%)
------------------------------------------------------------------------------------------------------------
     12,620,000  Bell & Howell Co. deb. stepped-coupon Ser. B, zero %
                   (11 1/2s, 3/1/00), 2005 ++                                                     10,096,000
      6,490,000  Interact Systems, Inc. 144A units stepped-coupon
                   zero % (14s, 8/1/99), 2003 ++                                                   2,920,500
      5,125,000  Unisys Corp. sr. notes 11 3/4s, 2004                                              5,515,781
                                                                                              --------------
                                                                                                  18,532,281

Conglomerates (0.2%)
------------------------------------------------------------------------------------------------------------
      3,700,000  ADT Ltd. sr. sub. notes 9 1/4s, 2003                                              3,903,500
      1,980,000  MacAndrews & Forbes Holdings, Inc. sub. deb. notes
                   13s, 1999                                                                       1,984,950
                                                                                              --------------
                                                                                                   5,888,450

Consumer Durable Goods (1.3%)
------------------------------------------------------------------------------------------------------------
     16,650,000  Coleman Escrow Corp. 144A sr. disc. notes
                   zero %, 2001                                                                   10,739,250
      2,400,000  Coleman Escrow Corp. 144A sr. disc. notes
                   zero %, 2001                                                                    1,452,000
      5,585,000  Icon Fitness Corp. sr. disc. notes stepped-coupon
                   Ser. B, 14s, (14s, 11/1/01), 2006 ++                                            2,987,975
      6,150,000  IHF Holdings, Inc. sr. disc. notes Ser. B, zero %
                   (15s, 11/15/99), 2004 ++                                                        5,043,000
     25,560,000  International Semi-Tech. Corp. sr. secd. disc. notes
                   stepped-coupon zero %, 2003 (Canada) ++                                        15,591,600
      7,140,000  Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                           5,961,900
                                                                                              --------------
                                                                                                  41,775,725

Consumer Services (0.3%)
------------------------------------------------------------------------------------------------------------
      9,695,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                   10,712,975

Containers (1.3%)
------------------------------------------------------------------------------------------------------------
      9,255,000  Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                                10,041,675
        300,000  Owens Illinois, Inc. sr. sub. notes 9 3/4s, 2004                                    318,000
        300,000  Owens Illinois, Inc. sr. sub. notes 10 1/2s, 2002                                   315,750
      1,850,000  Printpack, Inc. sr. notes Ser. B, 9 7/8s, 2004                                    1,914,750
      1,830,000  Radnor Holdings Inc. sr.notes 10s, 2003                                           1,866,600
      2,869,566  Riverwood International Corp. 8.016s, 2004                                        2,869,566
      7,130,434  Riverwood International Corp. 8.016s, 2003                                        7,130,433
      6,665,000  US Can Corp. company guaranty Ser. B, 10 1/8s, 2006                               7,039,906
      8,500,000  Vicap SA. 144A company guaranty 10 1/4s, 2002                                     8,627,500
                                                                                              --------------
                                                                                                  40,124,180

Cosmetics (1.0%)
------------------------------------------------------------------------------------------------------------
        450,000  Coty Inc. Gtd. sr. sub. notes 10 1/4s, 2005                                         477,000
      2,220,000  French Fragrances, Inc. 144A sr. notes 10 3/8s, 2007                              2,275,500
      1,500,000  Revlon Consumer Products sr. sub. notes Ser. B,
                   10 1/2s, 2003                                                                   1,586,250
        123,000  Revlon Worldwide Corp. sr. disc. notes Ser. B,
                   zero %, 1998                                                                      117,158
     37,890,000  Revlon Worldwide Corp. 144A sr. disc. notes
                   zero %, 2001                                                                   25,528,388
                                                                                              --------------
                                                                                                  29,984,296

Electric Utilities (5.5%)
------------------------------------------------------------------------------------------------------------
      8,195,000  AES China Generating Co. sr. notes 10 1/8s, 2006
                   (China)                                                                         8,809,625
      5,625,000  BVPS II Funding Corp. secd. lease oblig. bonds 9s, 2017                           5,715,619
      2,500,000  Calpine Corp. sr. notes 10 1/2s, 2006                                             2,687,500
      9,255,000  Calpine Corp. sr. notes 9 1/4s, 2004                                              9,440,100
      4,925,000  Cleveland Electric Illuminating Co. 1st mtge.
                   Ser. 17-A, 9 3/8s, 2017                                                         5,070,435
      2,500,000  Cleveland Electric Illuminating Co. 1st mtge. Ser. B,
                   9 1/2s, 2005                                                                    2,678,025
      4,925,000  Cleveland Electric Illuminating Co. 1st mtge. Ser. E,
                   9s, 2023                                                                        5,062,408
      5,640,000  CMS Energy Corp. sr. notes 8 1/8s, 2002                                           5,660,135
      7,000,000  CTC Mansfield Funding deb. 11 1/8s, 2016                                          7,460,390
      6,500,000  El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                 6,867,185
      6,925,000  El Paso Electric Co. 1st mtge. Ser. E, 9.4s, 2011                                 7,467,574
        300,000  First PV Funding deb. 10.15s, 2016                                                  321,945
      4,168,000  First PV Funding deb. Ser. 86A, 10.3s, 2014                                       4,471,014
     12,879,000  Long Island Lighting Co. deb. 9s, 2022                                           14,159,688
     17,200,000  Long Island Lighting Co. deb. 8.9s, 2019                                         18,124,500
      1,350,000  Long Island Lighting Co. refunding mtge. notes
                   9 5/8s, 2024                                                                    1,406,552
     16,965,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                 19,390,486
      3,500,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                  4,173,715
      5,000,000  Niagara Mohawk Power Corp. 1st mtge. 7 3/4s, 2006                                 4,853,200
      2,500,000  Niagara Mohawk Power Corp. 1st mtge. 6 7/8s, 2001                                 2,432,300
      9,900,000  Niagara Mohawk Power Corp. 1st mtge. 5 7/8s, 2002                                 9,066,618
        800,000  Niagara Mohawk Power Corp. med. term notes
                   9.95s, 2000                                                                       799,000
      1,873,000  North Atlantic Energy Corp. 1st mtge. Ser. A,
                   9.05s, 2002                                                                     1,875,135
      6,924,397  Northeast Utilities System notes Ser. A, 8.58s, 2006                              6,590,296
      1,840,000  Northeast Utilities System notes Ser. B, 8.38s, 2005                              1,767,964
      9,000,000  Panda Global Energy Co. 144A sr. notes 12 1/2s, 2004                              8,730,000
      5,000,000  Texas New-Mexico Power Utilities deb. 12 1/2s, 1999                               5,369,500
      1,475,000  Toledo Edison Co. med. term notes 9.22s, 2021                                     1,508,645
                                                                                              --------------
                                                                                                 171,959,554

Electronic Components (0.3%)
------------------------------------------------------------------------------------------------------------
      2,875,000  HCC Industries, Inc. 144A sr. sub. notes 10 3/4s, 2007                            3,000,781
      4,025,000  Motors and Gears, Inc. sr. notes Ser. B, 10 3/4s, 2006                            4,145,750
      2,400,000  Teherma-Wave Inc. 144A sr. notes 10 5/8s, 2004                                    2,514,000
                                                                                              --------------
                                                                                                   9,660,531
Electronics (0.2%)
------------------------------------------------------------------------------------------------------------
      2,110,000  Celestica International Ltd. 144A sr. sub. notes
                   10 1/2s, 2006 (Canada)                                                          2,262,975
      3,275,000  Figgie International, Inc. sr. notes 9 7/8s, 1999                                 3,422,375
                                                                                              --------------
                                                                                                   5,685,350

Entertainment (0.6%)
------------------------------------------------------------------------------------------------------------
      6,040,000  Premier Parks, Inc. sr. notes 9 3/4s, 2007                                        6,266,500
      2,250,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                   2,497,500
      3,800,000  Six Flags Corp. sr. sub. notes stepped-coupon zero %
                   (12 1/4s, 6/15/98), 2005 ++                                                     3,876,000
      5,000,000  Time Warner Inc. notes 7.45s, 1998                                                5,029,450
                                                                                              --------------
                                                                                                  17,669,450

Environmental Control (0.3%)
------------------------------------------------------------------------------------------------------------
     10,010,000  Allied Waste Industries, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (11.3s, 6/1/02), 2007 ++                                  6,056,050
      3,900,000  Allied Waste Industries, Inc. 144A sr. sub. notes
                   10 1/4s, 2006                                                                   4,163,250
                                                                                              --------------
                                                                                                  10,219,300

Financial Services (1.4%)
------------------------------------------------------------------------------------------------------------
     10,155,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                     10,002,675
      5,275,000  AIM Management Group sr. secd. notes 9s, 2003                                     5,538,750
      2,000,000  Colombia Holdings sr. notes 10s, 1999                                             2,020,000
      1,920,000  Colonial Capital I 144A company guaranty 8.92s, 2027                              1,872,600
     10,110,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                      10,211,100
      1,770,000  Dollar Financial Group Inc. sr. notes Ser. A,
                   10 7/8s, 2006                                                                   1,840,800
      2,100,000  First Federal Financial Corp. notes 11 3/4s, 2004                                 2,142,000
      3,000,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                           2,970,000
      2,850,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006                            2,956,875
      4,690,000  Investors Capital Trust I 144A company guaranty
                   9.77s, 2027                                                                     4,664,352
        400,000  Westinghouse Credit Corp. deb. 8 7/8s, 2014                                         434,000
                                                                                              --------------
                                                                                                  44,653,152

Food and Beverages (0.9%)
------------------------------------------------------------------------------------------------------------
      4,940,000  Canandaigua Wine Co. sr. sub. notes Ser. C,
                   8 3/4s, 2003                                                                    4,940,000
        100,000  Chiquita Brands cv. sr. notes 9 5/8s                                                103,750
      1,710,000  Del Monte Corp. 144A sr. sub. notes 12 1/4s, 2007                                 1,833,975
      6,525,000  Doane Products Co. sr. notes 10 5/8s, 2006                                        6,949,125
      6,375,000  Mafco, Inc. sr. sub. notes 11 7/8s, 2002                                          6,885,000
      7,475,000  MBW Foods, Inc. 144A sr. sub. notes 9 7/8s, 2007                                  7,549,750
      1,200,000  Windy Hill Pet Food Co. 144A sr.sub.notes
                   9 3/4s, 2007                                                                    1,212,000
                                                                                              --------------
                                                                                                  29,473,600
Gaming (4.0%)
------------------------------------------------------------------------------------------------------------
     13,800,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                        12,972,000
      3,535,000  Arizona Charlies Corp. 1st mtge. Ser. B, 12s, 2000 +                              2,014,950
      6,500,000  Aztar Corp. sr. sub. notes 11s, 2002                                              6,743,750
      8,075,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                      8,216,313
      1,050,000  Casino Magic Finance Corp. 1st mtge. 11 1/2s, 2001                                  876,750
      2,400,000  Casino Magic of Louisiana Corp. 144A 1st mtge.
                   13s, 2003                                                                       2,016,000
     11,330,000  Coast Hotels & Casinos, Inc. company guaranty
                   Ser. B, 13s, 2002                                                              12,576,300
      5,042,678  Colorado Gaming & Entertainment Co. sr. notes
                   12s, 2003 [2 DBL. DAGGERS]                                                      4,885,094
      2,780,000  Empress River Casino sr. notes 10 3/4s, 2002                                      2,946,800
        375,000  Eldorado Resorts LLC sr. sub. notes 10 1/2s, 2006                                   399,375
      3,555,000  Fitzgeralds Gaming Co. 13s, 1998                                                  3,226,163
      5,755,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                       5,970,813
        950,000  Grate Bay Property Funding Corp. 1st mtge.
                   10 7/8s, 2004                                                                     840,750
      6,290,000  Harveys Casino Resorts sr. sub. notes 10 5/8s, 2006                               6,635,950
     11,200,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                   11,816,000
      7,565,000  Lady Luck Gaming 1st mtge. 11 7/8s, 2001                                          7,574,456
      6,850,000  Mohegan Tribal Gaming sr. secd. notes Ser. B,
                   13 1/2s, 2002                                                                   9,007,750
     10,396,000  Players International Inc. sr. notes 10 7/8s, 2005                               10,863,820
      7,444,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                         5,806,320
      6,990,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                6,850,200
      3,078,000  Trump Castle notes 11 1/2s, 2000                                                  3,078,000
                                                                                              --------------
                                                                                                 125,317,554

Health Care (1.7%)
------------------------------------------------------------------------------------------------------------
          5,270  Fresenius Medical Care AG pfd. Ser. D, zero %,
                   (Germany)                                                                       5,401,750
      1,470,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                         1,495,725
      7,320,000  IMED Corp. sr. sub. notes 9 3/4s, 2006                                            7,429,800
     11,400,000  Integrated Health Services, Inc. 144A sr. sub. notes
                   9 1/2s, 2007                                                                   11,742,000
      2,000,000  Merit Behavioral Care sr. sub. notes 11 1/2s, 2005                                2,170,000
      6,570,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                    6,537,150
      1,900,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                             1,947,500
      7,865,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                         7,874,831
      8,175,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                8,256,750
                                                                                              --------------
                                                                                                  52,855,506

Insurance (0.4%)
------------------------------------------------------------------------------------------------------------
      2,700,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                  2,774,250
     10,550,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                         11,024,750
                                                                                              --------------
                                                                                                  13,799,000

Lodging (0.6%)
------------------------------------------------------------------------------------------------------------
     14,105,000  Host Marriott Corp. sr. notes Ser. B, 9 1/2s, 2005                               14,739,725
      1,250,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                1,259,375
      4,355,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                   4,485,650
                                                                                              --------------
                                                                                                  20,484,750
Media (0.9%)
------------------------------------------------------------------------------------------------------------
      6,610,000  Globo Communicacoes 144A company guaranty
                   10 1/2s, 2006 (Brazil)                                                          6,857,875
      2,790,000  RBS Participacoes S.A. 144A company guaranty
                   11s, 2007 (Brazil)                                                              2,901,600
     20,750,000  Viacom International, Inc. sub. deb. 8s, 2006                                    20,179,375
                                                                                              --------------
                                                                                                  29,938,850

Medical Supplies and Devices (0.8%)
------------------------------------------------------------------------------------------------------------
      7,900,000  Dade International, Inc. sr. sub. notes Ser. B,
                   11 1/8s, 2006                                                                   8,828,250
      5,375,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                           5,966,250
      9,395,000  Wright Medical Technology, Inc. sr. secd. notes Ser. B,
                   10 3/4s, 2000                                                                   9,512,438
                                                                                              --------------
                                                                                                  24,306,938

Metals and Mining (1.1%)
------------------------------------------------------------------------------------------------------------
      4,455,000  Continental Global Group 144A sr. notes Ser. A,
                   11s, 2007                                                                       4,655,475
      3,000,000  Echo Bay Mines jr. sub. deb. 11s, 2027 (Canada)                                   3,037,500
      7,500,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes
                   12 3/4s, 2003                                                                   8,212,500
      6,470,000  Maxxam Group Holdings Inc. sr. notes Ser. B, 12s, 2003                            6,664,100
      5,430,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                       5,973,000
      5,405,000  Royal Oak Mines, Inc. company guaranty Ser. B,
                   11s, 2006 (Canada)                                                              5,391,488
        960,000  Wells Aluminum 144A notes 10 1/8s, 2005                                             974,400
                                                                                              --------------
                                                                                                  34,908,463

Motion Picture Distribution (1.4%)
------------------------------------------------------------------------------------------------------------
      5,500,000  Act III Theatres, Inc. sr. sub. notes 11 7/8s, 2003                               5,940,000
     12,305,000  AMC Entertainment, Inc. 144A sr. sub. notes
                   9 1/2s, 2009                                                                   12,504,956
      2,378,100  Cinemark Mexico USA notes Ser. B, 13s, 2003
                   (Mexico) [2 DBL. DAGGERS]                                                       2,294,867
         91,100  Cinemark Mexico USA notes Ser. D, 13s, 2003
                   (Mexico) [2 DBL. DAGGERS]                                                          87,912
     11,205,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                   11,373,075
      4,125,000  Cobb Theatres LLC company guaranty 10 5/8s, 2003                                  4,310,625
      8,145,000  United Artists notes 11 1/2s, 2002                                                8,511,525
                                                                                              --------------
                                                                                                  45,022,960

Office Equipment (--%)
------------------------------------------------------------------------------------------------------------
        555,000  United Stationer Supply, Inc. sr. sub. notes
                   12 3/4s, 2005                                                                     618,825

Oil and Gas (4.3%)
------------------------------------------------------------------------------------------------------------
      2,725,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B,
                   11 1/2s, 2004                                                                   2,970,250
     11,350,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                     12,314,750
     11,500,000  Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                  12,478,650
      5,208,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                    5,351,220
      1,850,000  CIA Naviera Perez Companc S.A. 144A bonds
                   9s, 2004 (Argentina)                                                            1,853,469
        920,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                       952,200
      7,595,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                  7,974,750
      2,800,000  Gulf Canada Resources, Ltd. sr. sub. deb. 9 1/4s,
                   2004 (Canada)                                                                   2,933,000
      5,000,000  Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                   2005 (Canada)                                                                   5,337,500
      3,550,000  HS Resources, Inc. company guaranty 9 1/4s, 2006                                  3,541,125
      9,581,000  KCS Energy, Inc. company guaranty Ser. B, 11s, 2003                              10,299,575
      1,185,000  Kelley Oil & Gas Corp. sr. sub. notes Ser. B,
                   10 3/8s, 2006                                                                   1,226,475
      2,400,000  Magnum Hunter Resources Inc. 144A sr. notes
                   10s, 2007                                                                       2,406,000
      4,500,000  Maxus Energy Corp. deb. 11 1/2s, 2015                                             4,725,000
      1,000,000  Maxus Energy Corp. global notes 9 7/8s, 2002                                      1,040,000
      5,170,000  Maxus Energy Corp. notes 9 1/2s, 2003                                             5,350,950
       500,000   Maxus Energy Corp. notes 9 3/8s, 2003                                               530,000
     4,200,000   Mesa Operating Co. company guaranty 10 5/8s, 2006                                 4,693,500
     3,635,000   Mesa Operating Co. company guaranty zero %
                   (11 5/8s,), 2006 ++                                                             2,726,250
     2,890,000   Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                              2,998,375
     1,205,000   Pogo Producing Co. 144A notes 8 3/4s, 2007                                        1,201,988
     3,540,000   Pride Petroleum Services, Inc. 9 3/8s, 2007                                       3,690,450
     4,535,000   Transamerican Refining 144A 15s, 1998                                             4,535,000
     5,500,000   Transamerican Refining Corp. 1st mtge. 16 1/2s, 2002                              6,146,250
     3,150,000   Transamerican Refining Corp. var. rate 1st mtge.
                   zero % (18.5s 2/15/98), 2002 ++                                                 3,094,875
    14,254,000   TransTexas Gas Corp. sr. disc. notes stepped-coupon
                   zero % (13 1/4s, 12/16/01), 2003 ++                                             9,265,100
    12,750,000   TransTexas Gas Corp. sr. secd. notes 11 1/2s, 2002                               14,216,250
     2,410,000   Wiser Oil Co. 144A sr. sub. notes 9 1/2s, 2007                                    2,410,000
                                                                                              --------------
                                                                                                 136,262,952

Paging (1.4%)
------------------------------------------------------------------------------------------------------------
     9,320,000   Arch Communications Group sr. disc. notes
                   stepped-coupon zero % (10 7/8s, 3/15/01),
                   2008 ++                                                                         4,916,300
     9,500,000   Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                      8,526,250
    14,750,000   Mobile Telecommunications Tech. sr. notes
                   13 1/2s, 2002                                                                  15,192,500
     5,875,000   Pagemart Nationwide, Inc. sr. disc. notes
                   stepped-coupon zero % (15s, 2/1/00), 2005 ++                                    4,288,750
     4,500,000   Paging Network, Inc. sr. sub. notes 10 1/8s, 2007                                 4,331,250
     7,590,000   Paging Network, Inc. sr. sub. notes 10s, 2008                                     7,172,550
     1,000,000   Paging Network, Inc. 144A sr. sub. notes 10s, 2008                                  942,500
                                                                                              --------------
                                                                                                  45,370,100
Paper and Forest Products (2.2%)
------------------------------------------------------------------------------------------------------------
     6,500,000   APP Finance II Mauritius Ltd. 144A bonds 12s,
                   (Indonesia) ++                                                                  6,500,000
     4,300,000   APP International Finance Co. notes 11 3/4s, 2005
                   (Netherlands)                                                                   4,633,250
     4,800,000   Domtar, Inc. notes 8 3/4s, 2006 (Canada)                                          4,764,000
    14,650,000   Florida Coast Paper LLC 1st mtge. Ser. B,
                   12 3/4s, 2003                                                                  14,796,500
     3,750,000   Gaylord Container Corp. sr. notes 11 1/2s, 2001                                   3,946,875
    17,545,000   Repap New Brunswick sr. notes 10 5/8s, 2005
                   (Canada)                                                                       16,404,575
     9,605,000   Riverwood International Corp. company guaranty
                   10 7/8s, 2008                                                                   8,740,550
     6,000,000   Stone Container Corp. 1st mtge. 10 3/4s, 2002                                     6,300,000
     4,450,000   Stone Container Corp. sr. notes 11 1/2s, 2004                                     4,661,375
                                                                                              --------------
                                                                                                  70,747,125

Publishing (0.7%)
------------------------------------------------------------------------------------------------------------
     8,025,000   Affinity Group Holdings 144A sr. notes 11s, 2007                                  8,386,125
       400,000   Affinity Group sr. sub. notes 11 1/2s, 2003                                         425,000
     2,550,000   American Media Operation, Inc. sr. sub. notes
                   11 5/8s, 2004                                                                   2,734,875
     2,875,000   Hollinger International Publishing, Inc. company
                   guaranty 9 1/4s, 2007                                                           2,889,375
     2,875,000   Hollinger International Publishing, Inc. company
                   guaranty 8 5/8s, 2005                                                           2,889,375
     1,710,000   Sun Media Corp. 144A sr. sub. notes 9 1/2s, 2007
                   (Canada)                                                                        1,705,725
     2,400,000   Von Hoffman Press Inc. 144A sr. sub. notes
                   10 3/8s, 2007                                                                   2,520,000
                                                                                              --------------
                                                                                                  21,550,475

Railroad (0.3%)
------------------------------------------------------------------------------------------------------------
     9,583,750   Johnstown America Industries, Inc. effective yield of
                   5.773s, March 31, 2003                                                          9,487,913

REIT's (Real Estate Investment Trust) (0.1%)
------------------------------------------------------------------------------------------------------------
     2,100,000   Tanger Properties L.P. Gtd. notes 8 3/4s, 2001                                    2,145,738

Restaurants (0.2%)
------------------------------------------------------------------------------------------------------------
     1,420,000   AmeriKing, Inc. sr. notes 10 3/4s, 2006                                           1,491,000
     4,800,000   FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                               5,088,000
                                                                                              --------------
                                                                                                   6,579,000

Retail (2.1%)
------------------------------------------------------------------------------------------------------------
     6,475,000   Barnes & Noble, Inc. sr. sub. notes Ser. B, 11 7/8s, 2003                         7,009,188
     2,500,000   Brylane (L.P.) sr. sub. notes 10s, 2003                                           2,650,000
     1,600,000   Ethan Allen Interiors Inc. sr. notes 8 3/4s, 2001                                 1,656,000
     3,130,000   Guitar Center Management Co. 144A sr. notes
                   11s, 2006                                                                       3,396,050
     1,700,000   K mart Corp. deb. 13 1/2s, 2009                                                   1,895,500
     2,250,000   K mart Corp. med. term notes 9s, 2020                                             2,109,060
       400,000   K mart Corp. med. term notes 8.19s, 2003                                            384,380
     1,500,000   Kmart Corp. med. term notes 8.18s, 2003                                           1,440,705
       300,000   K mart Corp. med. term notes 8s, 2001                                               290,517
     1,400,000   K mart Corp. med. term notes 7.84s, 2002                                          1,346,744
       600,000   K mart Corp. med. term notes 7.77s, 2002                                            594,000
     1,400,000   K mart Corp. med. term notes 7.76s, 2002                                          1,334,536
       150,000   K mart Corp. med. term notes 7.72s, 2002                                            142,725
       500,000   K mart Corp. med. term notes 7.72s, 2002                                            495,000
     1,000,000   K mart Corp. med. term notes 7 3/8s, 2000                                           965,550
     1,400,000   K mart Corp. med. term notes 7.24s, 1999                                          1,367,324
       300,000   K mart Corp. med. term notes 7.2s, 2000                                             288,036
     3,000,000   K mart Corp. med. term notes 7.17s, 2000                                          2,877,600
     4,100,000   K mart Corp. med. term notes 7.01s, 2000                                          3,913,819
     1,500,000   K mart Corp. med. term notes 6.78s, 1999                                          1,450,170
     2,900,000   K mart Corp. med. term notes 6 3/4s, 1999                                         2,802,270
       175,000   K mart Corp. notes 8 1/8s, 2006                                                     171,500
     7,550,000   Loehmanns, Inc. sr. notes 11 7/8s, 2003 (acquired
                   various dates from 5/7/96 to 5/14/96,
                   cost $7,695,625) [DBL. DAGGER]                                                  7,814,250
     8,500,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                        8,755,000
     4,700,000   Phar-Mor, Inc. sr. notes 11.72s, 2002                                             4,864,500
     1,500,000   Specialty Retailers, Inc. sr. sub. notes 11s, 2003                                1,640,625
     2,000,000   SRI Receivables Purchase 144A 12 1/2s, 2000                                       2,120,000
     1,000,000   Waban, Inc. sr. sub. notes 11s, 2004                                              1,105,000
                                                                                              --------------
                                                                                                  64,880,049

Satellite Services (0.6%)
------------------------------------------------------------------------------------------------------------
     4,166,151   Direct Sat 1 P/p 144a 8 1/4s, 2001                                                3,999,506
     3,040,000   Echostar Communications Corp. stepped-coupon
                   zero % (12 7/8s,6/1/99), 2004 ++                                                2,508,000
     4,612,109   Echostar I P/p 144a 8 1/4s, 2001                                                  4,427,625
     6,435,000   Orbcomm Global Capital Corp. sr. notes Ser. B,
                   14s, 2004                                                                       6,724,575
                                                                                              --------------
                                                                                                  17,659,706

Semiconductors (0.8%)
------------------------------------------------------------------------------------------------------------
     2,501,122   Cirent Semiconductor sr. sub. notes 10.22s, 2002                                  2,501,122
     2,545,833   Cirent Semiconductor 144A sr. sub. notes
                   10.14s, 2004                                                                    2,545,833
     4,825,000   Fairchild Semiconductor Corp. 144A sr. sub. notes
                   11.74s, 2008                                                                    4,825,000
    14,580,000   Fairchild Semiconductor Corp. 144A sr. sub. notes
                   10 1/8s, 2007                                                                  15,527,700
                                                                                              --------------
                                                                                                  25,399,655

Shipping (0.1%)
------------------------------------------------------------------------------------------------------------
     4,290,000   Newport News Shipbuilding sr. notes 8 5/8s, 2006                                  4,375,800

Specialty Consumer Products (0.5%)
------------------------------------------------------------------------------------------------------------
     2,530,000   Genesco, Inc. sr. notes 10 3/8s, 2003                                             2,580,600
     5,025,000   Herff Jones, Inc. sr. sub. notes 11s, 2005                                        5,376,750
     7,185,000   Sassco Fashions Ltd. 144A notes 12 3/4s, 1999                                     7,472,400
                                                                                              --------------
                                                                                                  15,429,750

Steel (0.5%)
------------------------------------------------------------------------------------------------------------
     1,705,000   Acindar Industria Argentina de Aceros S.A. bonds
                   11 1/4s, 2004 (Argentina)                                                       1,777,463
     3,630,000   AK Steel Corp. sr. notes 9 1/8s, 2006                                             3,702,600
     2,590,000   Altos Hornos De Mexico 144A bonds 11 7/8s, 2004
                   (Mexico)                                                                        2,732,450
     1,500,000   Ispat Mexicana S.A. deb. 10 3/8s, 2001 (Mexico)                                   1,560,000
       500,000   Ispat Mexicana, S.A. 144A deb. 10 3/8s, 2001 (Mexico)                               520,000
     5,320,000   WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                       5,479,600
                                                                                              --------------
                                                                                                  15,772,113

Supermarkets (1.5%)
------------------------------------------------------------------------------------------------------------
     2,000,000   Eagle Food Centers. Inc. sr. notes 8 5/8s, 2000                                   1,980,000
     3,000,000   Ralphs Grocery Co. company guaranty 10.45s, 2004                                  3,288,750
     8,000,000   Ralphs Grocery Co. sr. sub. notes 11s, 2005                                       8,780,000
     3,000,000   Ralphs Grocery Co. 144A sr. sub. notes 11s, 2005                                  3,292,500
     4,000,000   Smiths Food & Drug Centers sr. sub. notes
                   11 1/4s, 2007                                                                   4,680,000
     3,850,000   Southland Corp. 1st priority sr. sub. deb. 5s, 2003                               3,238,813
     8,475,000   Star Markets Co. sr. sub. notes 13s, 2004                                         9,597,938
    10,040,000   Stater Brothers sr. notes 11s, 2001                                              10,805,550
     2,440,000   Supermercados Norte 144A bonds 10 7/8s, 2004
                   (Argentina)                                                                     2,519,300
                                                                                              --------------
                                                                                                  48,182,851

Telecommunications (7.2%)
------------------------------------------------------------------------------------------------------------
     7,045,000   American Communications Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                3,381,600
     2,920,000   Brooks Fiber Properties, Inc. sr. disc. notes
                   stepped-coupon zero % (11 7/8s, 11/01/01),
                   2006 ++                                                                         1,883,400
     8,490,000   Brooks Fiber Properties, Inc. sr. disc. notes
                   stepped-coupon zero % (10 7/8s, 3/1/01), 2006 ++                                5,773,200
     7,915,000   Brooks Fiber Properties, Inc. 144A sr. notes 10s, 2007                            7,974,363
     2,400,000   Celcaribe S.A. sr. notes stepped-coupon zero %
                   (13 1/2s, 3/15/98), 2004 ++                                                     2,148,000
     2,470,000   Consorcio Ecuatoriano 144A notes 14s, 2002
                   (Ecuador)                                                                       2,587,325
     5,240,000   Dobson Communications Corp. 144A sr. notes
                   11 3/4s, 2007                                                                   5,095,900
     6,000,000   Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                   6,600,000
    27,548,000   GST Telecommunications,Inc. company guaranty
                   stepped-coupon zero % (13 7/8s, 15/15/00),
                   2005 ++                                                                        17,079,760
    13,985,000   Hyperion Telecommunication Corp. sr. disc. notes
                   stepped-coupon Ser. B, zero % (13s, 4/15/01),
                   2003 ++                                                                         7,412,050
    34,500,000   ICG Holdings, Inc. sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 9/15/00), 2005 ++                                             24,495,000
    17,065,000   Intelcom Group (USA), Inc. company guaranty
                   stepped-coupon zero % (12 1/2s, 5/1/01), 2006 ++                               10,964,263
    27,850,000   Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 2/1/01), 2006 ++                                                         17,267,000
    14,000,000   Intermedia Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (12 1/2s, 5/15/01),
                   2006 ++                                                                         9,660,000
     5,000,000   Intermedia Communications, Inc. sr. notes Ser. B,
                   13 1/2s, 2005                                                                   5,650,000
     3,670,000   International Wireless Communications, Inc.
                   sr. disc. notes zero %, 2001                                                    2,000,150
     6,270,000   ITC Deltacom, Inc. 144A sr. notes 11s, 2007                                       6,458,100
     8,915,000   McLeod, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (10 1/2s, 3/1/02), 2007 ++                                               5,304,425
    21,500,000   MFS Communications sr. disc. notes stepped-coupon
                   zero % (8 7/8s, 1/1/01), 2006 ++                                               16,764,195
     7,650,000   Nextlink Communications sr. notes 12 1/2s, 2006                                   8,080,313
    10,250,000   Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006                                   9,020,000
     2,480,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                                           2,182,400
     5,000,000   Pricellular Wireless Corp. sr. disc. notes stepped-coupon
                   zero % (12 1/4s, 10/1/98), 2003 ++                                              4,662,500
     7,250,000   Rogers Cantel, Inc. deb. 9 3/8s, 2008 (Canada)                                    7,540,000
     3,000,000   RSL Communications, Ltd. company guaranty
                   12 1/4s, 2006                                                                   3,000,000
     9,900,000   Sprint Spectrum L.P. sr. notes 11s, 2006                                         10,939,500
     5,000,000   Sprint Spectrum L.P. 6s, 2005                                                     5,168,750
    11,460,000   Teleport Communications Group Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                                8,050,650
       400,000   Teleport Communications Group, Inc. sr. notes
                   9 7/8s, 2006                                                                      424,000
     5,000,000   Winstar Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                  2,825,000
       500,000   WorldCom, Inc. notes 7 3/4s, 2007                                                   508,125
     1,700,000   Western Wireless Corp. sr. sub. notes 10 1/2s, 2007                               1,717,000
     4,525,000   Winstar Equipment Corp. 144A company guaranty
                   12 1/2s, 2004                                                                   4,411,875
                                                                                              --------------
                                                                                                 227,028,844

Textiles (1.2%)
------------------------------------------------------------------------------------------------------------
     6,375,000   Day International Group, Inc. sr. sub. notes
                   11 1/8s, 2005                                                                   6,757,500
    12,915,000   Foamex (L.P.) Capital Corp. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 7/1/99), 2004 ++                                          11,494,350
     5,300,000   Foamex (L.P.) 144A sr. sub. notes 9 7/8s, 2007                                    5,392,750
     2,230,000   Glenoit Corp. 144A sr. sub. notes 11s, 2007                                       2,308,050
     6,000,000   Polysindo Inernational Eka company guaranty
                   13s, 2001 (Indonesia)                                                           6,735,000
     4,645,000   Polysindo International Finance company guaranty
                   11 3/8s, 2006 (Indonesia)                                                       5,051,438
       100,000   Reeves Industries Inc. sub. deb. 13 3/4s, 2001                                       83,000
                                                                                              --------------
                                                                                                  37,822,088
                                                                                              --------------
                 Total Corporate Bonds and Notes
                   (cost $2,473,247,149)                                                      $2,511,980,279

PREFERRED STOCKS (5.0%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        15,201   American Radio Systems Corp. 144A $ 0.000 pfd.                               $    1,611,306
       147,400   AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                       4,127,200
        69,291   Alliance Gaming Corp. Ser. B, $15.00 pfd. [2 DBL. DAGGERS]                        7,015,714
       238,251   Cablevision Systems Ser. M, $11.125 dep. shs. pfd. [2 DBL. DAGGERS]              22,514,720
        39,734   Cablevision Systems Ser. H, $11.75 pfd. [2 DBL. DAGGERS]                          3,883,999
        55,200   California Federal Capital Inc. Ser. A, $ 2.281 pfd.                              1,393,800
        66,300   California Federal Bank Ser. B, $ 10.625 exch. pfd.                               7,210,125
        47,700   Chancellor Radio Broadcasting 144A $12.00 pfd.                                    5,175,450
        50,000   Chevy Chase Savings $3.25 pfd.                                                    1,462,500
       187,205   Chevy Chase Capital Corp. Ser. A, $5.1875 pfd.                                    9,219,846
       116,495   Diva Systems Corp. Ser. C, $6.00 pfd.                                               990,208
        84,121   El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]                                  9,379,492
        10,408   ICG Holdings, Inc. 14.25% pfd. (Canada)                                          10,668,200
           757   Intermedia Communications, 144A 13.50% pfd.                                       7,872,800
        12,000   Jitney-jungle Stores P/p 144a Pfd Pct $0.000                                      1,644,000
        40,825   K-III Communications Ser. D, $10.00 pfd.                                          4,082,500
       158,191   Nextlink Communications, Inc. $7.00 pfd.                                          7,909,550
         4,444   NTL Inc. 144A 13.00% pfd. [2 DBL. DAGGERS]                                        4,488,440
       192,010   Public Service Co. of New Hampshire $2.65 pfd.                                    4,752,248
        89,440   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                      9,637,160
         5,675   Spanish Broadcasting Systems 144A 14.25% pfd. [2 DBL. DAGGERS]                    5,050,750
        26,322   Time Warner Inc. Ser. M, 10.25% pfd. [2 DBL. DAGGERS]                            29,020,005
                                                                                              --------------
                 Total Preferred Stocks (cost $156,045,584)                                   $  159,110,013

UNITS (1.7%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
         6,730   Advanced Radio Telecommunications units 14s, 2007                            $    7,066,500
         1,080   Anvil Holdings 144A units 13s, 2009 [2 DBL. DAGGERS]                              1,074,600
         8,190   Australis Media, Ltd. units stepped-coupon zero %
                   (15 3/4s, 5/15/00), 2003 (Australia) ++                                         5,077,800
         4,945   Colt Telecommunications Group PLC units
                   stepped-coupon zero % (12s, 12/15/01), 2006
                   (United Kingdom) ++                                                             3,140,075
         5,390   Diva Systems Corp. 144A units stepped-coupon
                   zero % (13s, 5/15/01), 2006 ++                                                  3,274,425
         4,335   Esat Holdings Ltd. 144A units stepped-coupon zero %
                   (12 1/2s, 2/1/02), 2007 (Ireland) ++                                            2,590,163
         6,250   Globalstar L.P. Capital units 11 3/8s, 2004                                       6,328,125
         8,310   McCaw International Ltd. 144A units stepped-coupon
                   zero % (13s, 4/15/02), 2007 ++                                                  4,009,575
         3,170   Paging Network do Brasil 144A units 13 1/2s, 2005                                 3,173,963
         2,880   Real Time Data 144A units stepped-coupon zero %
                   (13 1/2s, 8/15/01), 2006 ++                                                     1,598,400
         4,785   Stone Container Corp. units sr. sub. 12 1/4s, 2002                                4,892,663
         2,500   Urohealth Systems, Inc. 144A units 12 1/2s, 2004                                  2,600,000
         8,810   Wireless One Inc. units zero % (13.5s,), 2006 ++                                  2,378,700
         6,195   Xcl Limited 13 1/2s, 2004                                                         6,256,950
                                                                                              --------------
                 Total Units (cost $55,257,388)                                               $   53,461,939

CONVERTIBLE BONDS AND NOTES (1.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
  $  3,975,000   Argosy Gaming cv. sub. notes 12s, 2001                                       $    2,871,938
     5,000,000   Corporate Express, Inc. cv. notes 4 1/2s, 2000                                    4,375,000
    14,500,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                    8,845,000
     3,106,000   GST Telecommunications, Inc. cv. sr. disc. notes
                   stepped-coupon zero % (13 7/8s, 15/15/00),
                   2005 ++                                                                         1,956,780
     5,750,000   Integrated Device Technology, Inc. cv. sub. notes
                   5 1/2s, 2002                                                                    5,146,250
     1,780,000   National Semiconductor Corp. cv. deb. 6 1/2s, 2002                                1,824,500
     5,000,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                         4,603,125
     7,768,000   Pricellular Wireless Corp. 144A cv. sub. notes
                   stepped-coupon zero % (10 3/4s, 8/15/00) ++                                     6,602,800
     5,200,000   Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                              5,148,000
     2,750,000   VLSI Technology, Inc. cv. sub. notes 8 1/4s, 2005                                 2,715,625
     6,860,000   Winstar Communications. Inc. cv sr. disc. notes
                   zero %, 2005                                                                    4,184,600
                                                                                              --------------
                 Total Convertible Bonds and Notes
                   (cost $47,161,933)                                                         $   48,273,618

COMMON STOCKS (1.2%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         3,685   AmeriKing, Inc. +                                                            $      184,250
       150,000   Aztar Corp. +                                                                     1,050,000
     1,036,363   Capstar Broadcasting Partners +                                                   1,243,636
       131,050   Colorado Gaming & Entertainment Co. +                                               393,150
       349,854   Computervision Corp. +                                                            1,705,538
        60,000   Dr Pepper Bottling Holdings, Inc. Class A +                                         180,000
       103,500   Exide Corp.                                                                       2,264,063
       322,554   Grand Union Co. [DBL. DAGGER]+                                                      685,427
       119,400   GST Telecommunications, Inc. (Canada) +                                             925,350
        65,000   Intermedia Communications, Inc. +                                                 1,958,125
       395,000   NEXTEL Communications, Inc. Class A +                                             5,826,250
         2,141   PMI Holdings Corp. 144A +                                                           685,120
         1,730   Premium Holdings (L.P.) 144A [DBL. DAGGER] +                                          8,648
       707,186   PSF Holdings LLC Class A [DBL. DAGGER]                                           18,740,429
        85,200   Specialty Foods Corp. +                                                              42,600
        12,840   Terex Corp. Rights +                                                                138,030
        19,703   UCC Investors Holding, Inc.                                                         315,248
                                                                                              --------------
                 Total Common Stocks (cost $58,830,054)                                       $   36,345,864

WARRANTS                                                                      EXPIRATION
NUMBER OF WARRANTS                                                            DATE                     VALUE
------------------------------------------------------------------------------------------------------------
        92,500   Becker Gaming Corp. 144A                                      11/15/00       $          925
        32,988   Capital Gaming International, Inc.                            2/1/99                  1,320
         8,904   Casino America, Inc.                                          5/3/01                  8,904
        62,180   Cellnet Data Systems, Inc.                                    6/15/20               870,520
        46,200   ClearNet Communications, Inc. 144A                            9/15/05               300,300
         5,000   County Seat Holdings, Inc.                                    10/15/98                  100
        49,560   Heartland Wireless Communications 144A                        4/15/00                   496
        13,285   Hyperion Telecommunications 144A                              4/15/01               398,550
        97,350   Intelcom Group 144A                                           10/15/05            1,265,550
         6,490   Interact Systems, Inc.                                        3/1/00                  1,623
        89,120   Intercel, Inc.                                                2/1/06                641,664
         5,000   Intermedia Communications, Inc. 144A                          6/11/00               137,500
         3,670   International Wireless Communications Holdings                8/15/01                    37
        12,730   NEXTEL Communications Inc.                                    10/12/98                  127
       152,785   Nextlink Communications, Inc. 144A                            2/1/09                  1,528
        33,580   Pagemart, Inc. 144A                                           12/31/03              218,270
        11,999   Petracom Holdings, Inc.                                       8/1/05                 85,493
        30,905   President Riverboat Casinos, Inc.                             9/30/99                15,453
         3,000   RSL Communications Ltd. 144A                                  11/15/06               75,000
         5,675   Spanish Broadcasting Systems 144A                             6/30/99               629,925
         2,365   Sterling Chemicals Holdings                                   8/15/08                82,775
           240   Telemedia Broadcasting Corp.                                  4/1/04                179,930
         3,000   Wireless One, Inc.                                            10/19/00                  300
           668   Wright Medical Technology, Inc. 144A                          6/30/03                73,505
                                                                                              --------------
                 Total Warrants (cost $5,757,970)                                             $    4,989,795

CONVERTIBLE PREFERRED STOCKS (--%) * (cost $631,250)
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        25,000   Kelly Oil & Gas Corp. cv. $2.625 pfd.                                        $      637,500

FOREIGN GOVERNMENT BONDS AND NOTES (--%) *(cost $432,500)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $   400,000   Banco Nacional Comercio Exterior sovereign
                   eurobond 11 1/4s, 2006 (Mexico)                                            $      440,000

SHORT-TERM INVESTMENTS (8.6%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $75,000,000   Interest in $950,540,000 joint repurchase agreement
                   dated May 30, 1997 with Morgan (J.P) & Co. due
                   June 2, 1997 with year with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $75,034,438 for an effective yield of 5.51%                                $   75,022,958
    25,000,000   Ciesco L.P. Dcp effective yield of 5.55s,
                   September 1, 1997                                                              24,764,896
       944,704   Continental Micronesia effective yield of 5 7/8s
                   July 31, 2003                                                                     954,151
    25,000,000   Fed Home Loan Mortgage Corp effective yield of
                   51/2s, July 18, 1997                                                           24,820,486
    25,000,000   Fed Home Loan Mortgage Corp effective yield of
                   5.445s, June 30, 1997                                                          24,890,343
    20,000,000   Ford Motor Credit Corp Dcp effective yield of 5.54s,
                    June 9, 1997                                                                  19,975,377
    25,000,000   Merrill Lynch & Co Inc. effective yield of 5.55s,
                   June 16, 1997                                                                  24,942,188
    20,000,000   National Rural Utilities Cooperative Finance Corp.
                   effective yield of 5.57s, 8/1/97                                               19,811,239
    25,000,000   Sheffield Receivables Corp. effective yield of 5.57s
                   June 3, 1997                                                                   24,992,264
    16,000,000   U.S. Bancorp effective yield of 5.56s, June 17, 1997                             15,960,462
    14,520,000   USAA Capital Corp. effective yield of 5.52s
                   June 20, 1997                                                                  14,477,698
                                                                                              --------------
                 Total Short-Term Investments (cost $269,822,035)                             $  270,612,062
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,067,185,863) ***                                  $3,085,851,070
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $3,153,744,854

*** The aggregate identified cost on a tax basis is $3,066,810,125, resulting in gross unrealized appreciation and depreciation of $89,001,907 and $69,960,962, respectively, or net unrealized appreciation of $19,040,945.

+   Non-income-producing security.

++  The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[DBL. DAGGER] Restricted, excluding 144A as to public resale. The total market value of restricted securities held at May 31, 1997 was $19,434,504 or .6% of net assets.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

##               When-issued securities (Note 1).

                 144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 The rates shown on IFB and FRN are the current interest rates shown at May 31, 1997 which are subject to change based on the terms of the security.

                 The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,067,185,863) (Note 1)                                            $3,085,851,070
---------------------------------------------------------------------------------------------------
Cash                                                                                     26,797,481
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                51,178,842
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   37,063,398
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           59,873,089
---------------------------------------------------------------------------------------------------
Total assets                                                                          3,260,763,880

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         95,225,498
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                4,701,414
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              4,080,451
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  452,898
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                24,665
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  5,991
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,963,967
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      564,142
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       107,019,026
---------------------------------------------------------------------------------------------------
Net assets                                                                           $3,153,744,854

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,214,484,391
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              1,499,099
---------------------------------------------------------------------------------------------------
Distributions in excess of gains on investments
(Note 1)                                                                                (80,903,676)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               18,665,040
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,153,744,854

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,206,863,247 divided by 124,634,392 shares)                                                $9.68
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.68)*                                       $10.16
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($844,942,710 divided by 87,667,061 shares)**                                                 $9.64
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,102,938,897 divided by 114,125,352 shares)                                                $9.66
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.67)*                                        $9.98
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                              $130,434,789
--------------------------------------------------------------------------------------------------
Dividends                                                                                5,299,956
--------------------------------------------------------------------------------------------------
Total investment income                                                                135,734,745
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         7,584,033
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,819,197
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           25,107
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            10,914
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,402,643
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    3,579,235
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    2,079,416
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     86,055
--------------------------------------------------------------------------------------------------
Registration fees                                                                          302,369
--------------------------------------------------------------------------------------------------
Auditing                                                                                    40,232
--------------------------------------------------------------------------------------------------
Legal                                                                                       27,656
--------------------------------------------------------------------------------------------------
Postage                                                                                     14,436
--------------------------------------------------------------------------------------------------
Other                                                                                       58,181
--------------------------------------------------------------------------------------------------
Total expenses                                                                          17,029,474
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (505,786)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            16,523,688
--------------------------------------------------------------------------------------------------
Net investment income                                                                  119,211,057
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        16,679,440
--------------------------------------------------------------------------------------------------
Net realized gain on forward currency transactions                                          77,007
--------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments period during the period                    (10,918,649)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  5,837,798
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $125,048,855
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                             May 31        November 30
                                                                                              1997*               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $  119,211,057     $  135,958,662
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         16,756,447         18,695,144
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                           (10,918,649)         7,206,852
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    125,048,855        161,860,658
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (50,696,216)       (90,491,621)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (29,820,817)       (39,385,557)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                             (37,041,581)        (7,710,205)
----------------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                      --           (100,855)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --            (43,896)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --             (8,593)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       986,950,091        956,420,816
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            994,440,332        980,540,747
----------------------------------------------------------------------------------------------------------------------
Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   2,159,304,522      1,178,763,775
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,499,099 and distribution in excess of
net investment income of $153,344, respectively)                                     $3,153,744,854     $2,159,304,522
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         May 31
operating performance           (Unaudited)                                  Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1997             1996             1995             1994             1993             1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.65            $9.52            $9.07           $10.41            $9.74            $9.30
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .44              .89             1.00              .98             1.13             1.23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .02              .14              .45            (1.30)             .70              .42
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .46             1.03             1.45             (.32)            1.83             1.65
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.43)            (.90)           (1.00)           (1.02)           (1.15)           (1.21)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               -- (c)           --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.43)*           (.90)           (1.00)           (1.02)           (1.16)           (1.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.68            $9.65            $9.52            $9.07           $10.41            $9.74
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           4.90 *          11.38            16.81            (3.43)           19.88            18.44
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,205,863       $1,071,702         $870,810         $653,094         $742,472         $484,520
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .49 *           1.09             1.12             1.03              .96             1.14
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.57 *           9.24            10.35            10.87            11.04            12.40
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             34.45 *          74.47            89.96            69.61            50.89            68.29
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                     $.0476
------------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. ( Note 2)

(c) Distributions in excess of net investment income were less than $0.01 per share.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended                                         For the period
Per-share                                                           May 31                  Year ended             May 16, 19994+
operating performance                                            (Unaudited)                November 30              to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.61            $9.49            $9.05            $9.83
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .40              .82              .92              .48
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .03              .13              .45             (.77)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .43              .95             1.37             (.29)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.40)            (.83)            (.93)            (.49)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               -- (c)           --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.40)*           (.83)            (.93)            (.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.64            $9.61            $9.49            $9.05
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             4.54 *          10.52            15.94            (3.12)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $844,943         $623,097         $287,877          $37,017
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .87 *           1.84             1.85             1.02 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             4.19 *           8.50             9.61             7.47 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               34.45 *          74.47            89.96            69.61
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                       $.0476
------------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. ( Note 2)

(c) Distributions in excess of net investment income were less than $0.01 per share.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Six months
                                                                                      ended                          For the year
Per-share                                                                             May 31         Year ended      Dec. 1, 1994+
operating performance                                                              (Unaudited)        Nov. 30         to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $9.64            $9.51            $9.05
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .42              .87              .99
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .02              .14              .45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .44             1.01             1.44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.42)            (.88)            (.98)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                        --               -- (c)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.42)*           (.88)            (.98)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.66            $9.64            $9.51
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              4.68 *          11.15            16.72
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                   $1,102,939         $464,506          $20,077
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .62 *           1.36             1.35
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              4.40 *           8.86            10.06
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                34.45 *          74.47            89.96
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                                        $.0476
------------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. ( Note 2)

(c) Distributions in excess of net investment income were less than $0.01 per share.




Notes to financial statements
May 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Advantage Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income through a diversified portfolio of high-yielding, lower-rated corporate bonds with potential for capital growth.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discounts, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a when-issued or forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency change unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1996, the fund had a capital loss carryover of approximately $97,229,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                  Expiration
------------------          ------------------
 $30,776,000                 November 30, 1998
  15,409,000                 November 30, 1999
  16,967,000                 November 30, 2002
  34,077,000                 November 30, 2003

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2
Management fees, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, .475% of the next $5 billion, .455% of the next $5 billion,
 .44% of the next $5 billion and .43% of any excess thereafter. Prior to March 20, 1997, any amount over $1.5 billion was based on a rate of .50%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1997, fund expenses were reduced by $505,786 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of 2,310 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended May 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $515,917 and $23,363 from the sale of class A and class M shares, respectively and $829,618 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $21,632 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,494,850,711 and $876,438,676, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                           May 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      39,100,808     $376,687,471
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                         2,769,540       26,628,245
------------------------------------------------------------
                                 41,870,348      403,315,716

Shares
repurchased                     (28,318,384)    (272,918,142)
------------------------------------------------------------
Net increase                     13,551,964     $130,397,574
------------------------------------------------------------

                                            Year ended
                                        November 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      47,193,610     $451,272,043
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                         4,702,689       44,772,621
------------------------------------------------------------
                                 51,896,299      496,044,664

Shares
repurchased                     (32,325,152)    (309,244,808)
------------------------------------------------------------
Net increase                     19,571,147     $186,799,856
------------------------------------------------------------

                                         Six months ended
                                           May 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      39,194,923     $376,830,325
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                         1,474,372       14,121,945
------------------------------------------------------------
                                 40,669,295      390,952,270

Shares
repurchased                     (17,817,595)    (171,023,216)
------------------------------------------------------------
Net increase                     22,851,700     $219,929,054
------------------------------------------------------------

                                            Year ended
                                        November 30, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      44,638,934     $425,459,899
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                         1,790,363       16,975,750
------------------------------------------------------------
                                 46,429,297      442,435,649

Shares
repurchased                     (11,949,679)    (113,790,264)
------------------------------------------------------------
Net increase                     34,479,618     $328,645,385
------------------------------------------------------------

                                         Six months ended
                                           May 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                      89,338,771     $862,308,215
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                           162,336        1,558,742
------------------------------------------------------------
                                 89,501,107      863,866,957

Shares
repurchased                     (23,572,755)    (227,243,494)
------------------------------------------------------------
Net increase                     65,928,352     $636,623,463
------------------------------------------------------------

                                            Year ended
                                        November 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                      46,977,814     $449,474,407
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                           200,933        1,909,357
------------------------------------------------------------
                                 47,178,747      451,383,764

Shares
repurchased                      (1,092,778)     (10,408,189)
------------------------------------------------------------
Net increase                     46,085,969     $440,975,575
------------------------------------------------------------

Note 5
Transactions with Certain Companies

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                           Purchase     Sales    Dividend       Market
Name of Affiliates             cost     cost      Income         Value
-------------------------------------------------------------------------
PSF Holding LLC                 $--      $--       $--     $18,740,429
-------------------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

* Formerly Natural Resources Fund

+ Formerly Overseas Growth Fund

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

** Relative to above.

++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Edward H. D'Alelio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam High Yield Advantage Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

34404-060/327/702   7/97